Stock based compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
The following tables provide additional information related to the options (share data in millions):

2013 Activity	Number of shares	Weighted average exercise price	Remaining weighted average contractual life in years	Intrinsic value
Beginning balance	7.1	$9.84	7.4	$105.6
Granted	0.3	$26.05
Exercised	(0.9)	$7.48
Forfeited/expired	(0.5)	$14.7
Total outstanding	6.0	$10.76	6.8	$22.8
Options exercisable	3.8	$8.58	6.3	$11.5

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted in 2013, 2012 and 2011 are as follows:

	2013	2012	2011
Weighted average fair value	$8.41	$6.81	$5.08
Assumptions
Expected life (in years)	6.25	6.25	6.25
Volatility	30%	36%	34%
Dividend yield	—%	—%	—%
Risk free interest rate	1.17%	1.13% - 1.22%	1.19% - 2.64%

Nonvested Restricted Stock Shares Activity
Further information about the restricted stock units follows (shares in thousands):

Restricted stock units
2013 Activity
Nonvested at beginning of year	16.8
Granted	450.3
Vested	(16.8)
Forfeited	(45.9)
Nonvested at the end of year	404.4
Restricted stock vests over a three or four year period from the date of grant. Further information about the restricted stock follows (shares in thousands):

Restricted stock
2013 Activity
Nonvested at beginning of year	1,255.6
Granted	95.4
Vested	(464.2)
Forfeited	(64.5)
Nonvested at the end of year	822.3